Net Capital Requirements (Details 1) (KCEL [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
KCEL [Member]
Financial resource requirements on significant foreign regulated broker-dealers
Financial Resources	$ 124.8
Resource Requirement	30.9
Excess Financial Resources	$ 93.9